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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.*
Address: 16 Raffles Quay #40-02
         Hong Leong Building
         Singapore 048581

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard B. Astorga
Title: Chief Operating Officer / CFO / CCO
Phone: (+65) 6372-7615

Signature, Place, and Date of Signing:


/s/ Richard B. Astorga              Singapore      February 14, 2012
---------------------------------   ---------   -----------------------

* Sansar Capital Management, L.L.C. and Sansar Capital Asia Pte. Ltd. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----
28-
   ----------------    ------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:    $14,876
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
----   --------------------   -----
1      28-                    Sansar Capital Asia Pte. Ltd.
          -----------------

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                        SANSAR CAPITAL MANAGEMENT, L.L.C.

               FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011

                                                                                                      VOTING AUTHORITY
                                                        VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---- --------- -----
ANGLOGOLD ASHANTI LTD         SPONSORED ADR 035128206    2,258    53,200  SH        OTHER      1            53,200
CHINANET ONLINE HLDGS INC          COM      16949H102    1,895 1,722,473  SH        OTHER      1         1,722,473
CHINA INFORMATION TECHNOLOGY       COM      16950L109    2,049 3,234,652  SH        OTHER      1         3,234,652
LAS VEGAS SANDS CORP               COM      517834107    2,376    55,600  SH        OTHER      1            55,600
PERFECT WORLD CO LTD         SPON ADR REP B 71372U104    3,939   376,200  SH        OTHER      1           376,200
SKYPEOPLE FRUIT JUICE INC        COM NEW    83086T208    2,359 1,268,013  SH        OTHER      1         1,268,013